Income Taxes	3 Months Ended
Mar. 31, 2013
Income Taxes
Income Taxes

Note H - Income Taxes

The components of income tax (benefit) expense for each of the three month periods ended March 31, 2013 and 2012 and  for the period from August 1, 2007 (date of bankruptcy settlement) through March 31, 2013 are as follows:

Period from
August 1, 2007
(date of
bankruptcy
	Three months	Three months	settlement)
	ended	ended	through
	March 31,	March 31,	March 31,
	2013	2012	2013

Federal:
Current	$-	$-	$-
Deferred	-	-	-
	-	-	-
State:
Current	-	-	-
Deferred	-	-	-
	-	-	-

Total	$-	$-	$-

As a result of the May 2012 change in control transaction, as of December 31, 2012, the Company has a net operating loss carryforward of approximately $18,700 to offset future taxable income.  The amount and availability of any net operating loss carryforwards will be subject to the limitations set forth in the Internal Revenue Code.  Such factors as the number of shares ultimately issued within a three year look-back period; whether there is a deemed more than 50 percent change in control; the applicable long-term tax exempt bond rate; continuity of historical business; and subsequent income of the Company all enter into the annual computation of allowable annual utilization of any net operating loss carryforward(s).

  The Company's income tax expense (benefit) for each of the three months ended March 31, 2013 and 2012 and for the period from August 1, 2007 (date of bankruptcy settlement) through March 31, 2013 varied from the statutory rate of 34% as follows:

			Period from
			August 1, 2007
			(date of
			bankruptcy
	Three months	Three months	settlement)
	ended	ended	through
	March 31,	March 31,	March 31,
	2013	2012	2013

Statutory rate applied to
income before income taxes	$(1,300)	$(1,200)	$(8,700)
Increase (decrease) in income
taxes resulting from:
State income taxes	-	-	-
Other, including reserve for
deferred tax asset and application
of net operating loss carryforward	1,300	1,200	8,700

Income tax expense	$-	$-	$-

The Company’s only temporary difference due to statutory requirements in the recognition of assets and liabilities for tax and financial reporting purposes, as of March 31, 2013 and December 31, 2012, respectively, relate solely to the Company’s net operating loss carryforward(s).  This difference gives rise to the financial statement carrying amounts and tax bases of assets and liabilities causing either deferred tax assets or liabilities, as necessary, as of March 31, 2013 and December 31, 2012, respectively:

	March 31,	December 31,
	2013	2012
Deferred tax assets
Net operating loss carryforwards	$8,700	$7,400
Less valuation allowance	(8,700)	(7,400)

Net Deferred Tax Asset	$-	$-

During each of the three months ended March 31, 2013 and the year ended December 31, 2012, respectively, the valuation allowance for the deferred tax asset increased (decreased) by approximately $1,300 and $(10,600).